Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, FV-NI, unrealized gain (loss)	$ 2,334	$ (17,676)	$ 2,301
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	84,130	59,081
Loans receivable	650,398	329,650
Notes receivable	663,644	486,223
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	84,130	59,081
Level 1 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	72,540	39,081
Loans receivable	0	0
Notes receivable	0	0
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	72,540	39,081
Level 3 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	11,590	20,000
Loans receivable	650,398	329,650
Notes receivable	663,644	486,223
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	11,590	20,000
Level 3 | Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	650,000	330,000
Notes receivable	$ 664,000	$ 486,000